Segmented information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue	$ 775,821	$ 777,302	$ 109,173
Gross profit	129,380	202,130	45,223
Operating expenses	27,443,851	17,060,535	9,534,379
Net loss	(30,742,311)	(10,038,145)	$ (11,366,372)
Inventory	750,151	420,737
Plant and equipment	9,990,542	5,323,766
Electric Vehicles
Disclosure of operating segments [line items]
Revenue	0	0
Gross profit	0	0
Operating expenses	26,959,167	16,604,687
Other items	3,511,958	(6,841,211)
Income tax	2,140	0
Net loss	30,473,265	9,763,476
Inventory	307,225	189,182
Plant and equipment	9,580,326	5,299,857
Custom Built Vehicles
Disclosure of operating segments [line items]
Revenue	775,821	777,302
Gross profit	129,380	202,130
Operating expenses	484,684	455,848
Other items	20,681	22,618
Income tax	(106,939)	(1,667)
Net loss	269,046	274,669
Inventory	442,926	231,555
Plant and equipment	$ 410,216	$ 23,909